Acquisitions	6 Months Ended
Jun. 30, 2020
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Acquisitions
Note 18: Acquisitions
Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include investments in equity method investments.
Acquisition activity
The Company acquired one business in the six months ended June 30, 2020, and the related total consideration was as follows:

Six months ended June 30,

Total consideration	2020

Business acquired	121

Less: Cash acquired	(1)

Business acquired, net of cash	120

Contingent consideration payments	2

122

The following provides a brief description of the acquisition completed during the six months ended June 30, 2020:

Date	Company	Acquiring Segment	Description
March 2020	Pondera Solutions	Legal Professionals	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.
Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.
The details of net assets acquired were as follows:

Six months ended June 30,

2020
Cash and cash equivalents	1
Trade receivables	3
Current assets	4
Computer software	16
Other identifiable intangible assets	6
Total assets	26
Payables and accruals	(2)
Deferred revenue	(1)
Other financial liabilities	(2)
Current liabilities	(5)
Provisions and other non-current liabilities	(1)
Deferred tax	(3)
Total liabilities	(9)
Net assets acquired	17
Goodwill	104
Total	121
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. The majority of goodwill for the acquisition completed in 2020 is not expected to be deductible for tax purposes.
The acquisition transaction was completed by acquiring all equity interests of the acquired business.
Other
The revenues and operating profit of the acquired business since the date of acquisition was not material to the Company’s results of operations.